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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or quarter Ended: March 31, 2009

Check here if Amendment              [_] Amendment Number:
   This amendment (Check only one.)  [_] is a restatement.
                                     [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    President and Fellows of Harvard College
Address: 600 Atlantic Avenue
         Boston, MA 02210

13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:    Kathryn I. Murtagh
Title:   Managing Director - Chief Compliance Officer
Phone:   (617) 523-4400

     Signature, Place, and Date of signing:


    /s/ Kathryn Murtagh,           Boston MA,                May 11, 2009
--------------------------  -------------------------  -------------------------

Report Type (Check only one.):

[X]  13F Holdings Report.

[_]  13F Notice.

[_]  13F Combination Report.

List of other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:               0

Form 13F Information Table Entry Total:         99

Form 13F Information Table Value Total:    771,801
                                         ---------
                                        (thousands)


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                           FORM 13F INFORMATION TABLE

           NAME            TITLE OF                 VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER
        OF ISSUER            CLASS      CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETN  MNGRS     SOLE     SHARE  NONE
---------------------------------------------------------------------------------------------------------------------------
ADVANCED TECHNOLOGY ACQUI  COM        007556103      3,865     500,000               SOLE             3,865.00    0     0
ALPHA SECURITY GROUP CORP  COM        02078A100      2,329     234,300               SOLE             2,329.00    0     0
AMBASSADOR 3.75% 4/15/202  CORP_BND   023178AA4      1,038   4,151,000               SOLE             1,038.00    0     0
AMBASSADORS INTERNATIONAL  COM        023178106         13      35,014               SOLE                13.00    0     0
AMERICA MOVIL ADR SERIES   ADR        02364W105        980      36,200               SOLE               980.00    0     0
AMERICAN DENTAL PARTNERS   COM        025353103         27       4,121               SOLE                27.00    0     0
ANGIOTECH PHARMACEUTICALS  COM        034918102         19      35,000               SOLE                19.00    0     0
ANTIGENICS 5.25% 2/1/25    CORP_BND   037032AC3        270   1,500,000               SOLE               270.00    0     0
ATP OIL & GAS CORPORATION  COM        00208J108         69      13,488               SOLE                69.00    0     0
BAIDU.COM - ADR            ADR        056752108        594       3,361               SOLE               594.00    0     0
BANCO SANTANDER CHILE ADR  ADR        05965X109         41       1,200               SOLE                41.00    0     0
BANCOLOMBIA SA-SPONS ADR   ADR        05968L102        929      47,700               SOLE               929.00    0     0
BRASIL DISTR PAO ADR       ADR        20440T201        135       5,000               SOLE               135.00    0     0
CABLEVISION SYSTEMS        COM        12686C109        388      30,000               SOLE               388.00    0     0
CALIPER LIFE SCIENCES INC  COM        130872104        798     805,604               SOLE               798.00    0     0
CEMIG SA - SPONS ADR       ADR        204409601        320      21,663               SOLE               320.00    0     0
CHARTER CO 6.5% 10/01/202  CORP_BND   16117MAF4         32     460,000               SOLE                32.00    0     0
CHARTER COMMUNNICATIONS    COM        16117M107         27   1,320,000               SOLE                27.00    0     0
CHECK POINT SOFTWARE TECH  COM        M22465104        857      38,600               SOLE               857.00    0     0
CHINA DIGITAL TV HOLDING   ADR        16938G107        100      14,887               SOLE               100.00    0     0
CHINA MOBILE LTD ADR       ADR        16941M109     16,012     367,931               SOLE            16,012.00    0     0
CIA CERVECERIAS UNIDAS     ADR        204429104         34       1,200               SOLE                34.00    0     0
CIA PARANAESE ENER-ADR P   ADR        20441B407        173      16,600               SOLE               173.00    0     0
CIA VALE DO RIO DOCE-SP A  ADR        204412100      1,101      97,606               SOLE             1,101.00    0     0
COHEN AND STEERS REIT UTI  REIT       19247Y108        298      69,050               SOLE               298.00    0     0
COMCAST CORP CL A          COM        20030N101      3,318     243,250               SOLE             3,318.00    0     0
COMPANHIA DE BEBIDAS-PR A  ADR        20441W203        344       7,200               SOLE               344.00    0     0
COPA HOLDINGS SA - CLASS   COM        P31076105         95       3,300               SOLE                95.00    0     0
CRAWFORD & COMPANY - CL A  COM        224633206      1,162     279,437               SOLE             1,162.00    0     0
CREDITCORP LTD             COM        G2519Y108         61       1,300               SOLE                61.00    0     0
CTRIP.COM INTERNATIONAL    ADR        22943F100        160       5,840               SOLE               160.00    0     0
DANA HOLDING CORP          COM        235825205          6      13,213               SOLE                 6.00    0     0
DELTA AIR LINES INC        COM        247361702          1         126               SOLE                 1.00    0     0
ECOPETROL SA SPONSORED AD  ADR        279158109        160       9,700               SOLE               160.00    0     0
EMPRESA NACIONAL DE ELEC   ADR        29244T101      2,250      60,000               SOLE             2,250.00    0     0
ENER1 INC                  COM        29267A203        123      23,724               SOLE               123.00    0     0
ENTERPRISE AQUISITION COR  COM        29365R108      2,289     239,400               SOLE             2,289.00    0     0
FLEETWOOD ENTERPRISES INC  COM        339099103         36     965,030               SOLE                36.00    0     0
FOCUS MEDIA HOLDING - ADR  COM        34415V109         98      14,401               SOLE                98.00    0     0
FOMENTO ECONOMICO MEX ADR  ADR        344419106        308      12,200               SOLE               308.00    0     0
FORD 4.25% 12/15/36        CORP_BND   345370CF5      1,744   5,000,000               SOLE             1,744.00    0     0
FORESTAR REAL ESTATE GROU  COM        346233109         11       1,460               SOLE                11.00    0     0
GRUPO TELEVISA S.A. (1 GD  ADR        40049J206        284      20,800               SOLE               284.00    0     0
HECLA 6.5% PFD 1/1/11      COM        422704304        565      28,214               SOLE               565.00    0     0
HUNTSMAN CORP              COM        447011107        177      56,477               SOLE               177.00    0     0
IPATH MSCI INDIA INDEX ET  COM        06739F291     13,546     446,461               SOLE            13,546.00    0     0
ISHARES FTSE/XINHUA CHINA  COM        464287184     90,177   3,161,879               SOLE            90,177.00    0     0
ISHARES MEXICO INDEX SERI  COM        464286822     37,618   1,388,105               SOLE            37,618.00    0     0
ISHARES MSCI BRAZIL        COM        464286400    119,426   3,170,317               SOLE           119,426.00    0     0
ISHARES MSCI EMERGING MKT  COM        464287234    205,341   8,276,542               SOLE           205,341.00    0     0
ISHARES MSCI HONG KONG     COM        464286871        464      45,608               SOLE               464.00    0     0
ISHARES MSCI ISRAEL INDEX  COM        464286632        444      13,400               SOLE               444.00    0     0
ISHARES MSCI MALAYSIA (FR  COM        464286830      1,099     157,170               SOLE             1,099.00    0     0
ISHARES MSCI SOUTH AFRICA  COM        464286780     45,469   1,222,280               SOLE            45,469.00    0     0
ISHARES MSCI SOUTH KOREA   COM        464286772     49,454   1,737,047               SOLE            49,454.00    0     0
ISHARES MSCI THAILAND FD   COM        464286624        307      13,800               SOLE               307.00    0     0
ISHARES MSCI TURKEY INDEX  COM        464286715        174       7,200               SOLE               174.00    0     0
ISHARES S&P LATIN AMERICA  COM        464287390      1,745      68,057               SOLE             1,745.00    0     0
LEVEL 3 COMM 2.875% 7/15   CORP_BND   52729NBA7      1,269   1,800,000               SOLE             1,269.00    0     0
MARKET VECTORS RUSSIA ETF  COM        57060U506     24,764   1,762,554               SOLE            24,764.00    0     0
MINAS BUENAVENTURA ADR     ADR        204448104        192       8,000               SOLE               192.00    0     0
MINDRAY MEDICAL INTL LTD   ADR        602675100        466      25,200               SOLE               466.00    0     0
MOBILE SYSTEMS -SP ADR     ADR        607409109        171       5,700               SOLE               171.00    0     0
MORGAN STANLEY CHINA A SH  COM        617468103      3,443     116,200               SOLE             3,443.00    0     0
MSCI CHILE INDEX FUND      COM        464286640      2,106      61,000               SOLE             2,106.00    0     0
NEUBERGER BERMAN DVD ADV   COM        64127J102        864     171,775               SOLE               864.00    0     0
NEW ORIENTAL EDUCATION SP  ADR        647581107        467       9,300               SOLE               467.00    0     0
NEWS CORP INC              COM        65248E104      9,757   1,473,917               SOLE             9,757.00    0     0
NEXCEN BRANDS INC          COM        653351106          8      79,596               SOLE                 8.00    0     0
OCEANAUT INC               COM        675227102      6,319     766,900               SOLE             6,319.00    0     0
PDS C7.5 1/16/10           CALL       397888908          2         302       CALL    SOLE                 2.00    0     0
PETROLEO BRAISLEIRO ADR    ADR        71654V101      1,975      80,619               SOLE             1,975.00    0     0
PHILIPINE LONG DISTANCE    ADR        718252604        972      22,015               SOLE               972.00    0     0
PIMCO NEW YORK MUNI III F  COM        72201E105        476      60,500               SOLE               476.00    0     0
PIMCO NEW YORK MUNI INC F  COM        72200T103         56       6,409               SOLE                56.00    0     0
POHANG IRON & STEEL CO LT  ADR        693483109         57         857               SOLE                57.00    0     0
PPC C30 1/16/10            CALL       721467908          0          17       CALL    SOLE                  .00    0     0
PREMIER EXHIBITIONS INC    COM        74051E102         53      71,723               SOLE                53.00    0     0
QUIMICA Y MINERA CHILE AD  ADR        833635105         29       1,100               SOLE                29.00    0     0
REVLON INC-CLASS A         COM        761525609         96      38,539               SOLE                96.00    0     0
SILICON GRAPHICS NEW       COM        827056300        159     387,198               SOLE               159.00    0     0
SILICONWARE PRECISION ADR  ADR        827084864         32       5,450               SOLE                32.00    0     0
SK TELECOM CO LTD - ADR    ADR        78440P108        263      17,033               SOLE               263.00    0     0
SOUTHERN COPPER CORP       COM        84265V105      3,146     180,600               SOLE             3,146.00    0     0
SPANISH BROADCASTING SYS   COM        846425882         97     645,075               SOLE                97.00    0     0
SPRINT NEXTEL CORP         COM        852061100      3,570   1,000,000               SOLE             3,570.00    0     0
STONELEIGH PARTNERS ACQUI  COM        861923100     20,774   2,626,300               SOLE            20,774.00    0     0
TAM SA-SPONSORED ADR       ADR        87484D103         44       8,060               SOLE                44.00    0     0
TECTONA CALL OPTION        CALL       999136906          0           1       CALL    SOLE                  .00    0     0
TELEKOMUNIKASI INDONESIA   ADR        715684106        197       7,656               SOLE               197.00    0     0
TERRA INDUSTRIES INC       COM        880915103        634      22,559               SOLE               634.00    0     0
TEVA PHARMACEUTICAL - ADR  ADR        881624209     13,028     289,191               SOLE            13,028.00    0     0
TRAVELCENTERS OF AMERICA-  COM        894174101        197     107,543               SOLE               197.00    0     0
TURKCELL ILETISIM HIZMET   ADR        900111204        670      54,500               SOLE               670.00    0     0
VANGUARD EMERG MARKET VIP  COM        922042858     54,023   2,289,107               SOLE            54,023.00    0     0
VIVO PARTICIPACOES SA-ADR  ADR        92855S200        189      14,500               SOLE               189.00    0     0
WA-CLAY US INFL-LKD OPP&I  COM        95766R104     12,051   1,123,138               SOLE            12,051.00    0     0
WISDOMTREE INDIA EARNINGS  COM        97717W422        100       9,117               SOLE               100.00    0     0
WUXI PHAMATECH INC - ADR   ADR        929352102        185      40,845               SOLE               185.00    0     0

                                       Grand Total                    771,801


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